Net interest income	6 Months Ended
Jun. 30, 2021
Net interest income [abstract]
Net interest income
12

Net interest income
Net interest income
1 January to 30 June 1 January to 30 June
in EUR million
2021 2020 2021 2020
Interest income on loans 6,999 8,333 Interest expense on deposits from banks 71 113
Interest income on financial assets at fair value through OCI 189 283 Interest expense on customer deposits 479 823
Interest income on debt securities at amortised cost 223 263 Interest expense on debt securities in issue 621 1,005
Interest income on non-trading derivatives (hedge accounting) 1,131 1,769 Interest expense on subordinated loans 271 323
Negative interest on liabilities 770 288 Negative interest on assets 276 117
Total interest

income using effective interest rate

method
9,313 10,935 Interest expense on non-trading derivatives (hedge accounting) 817 1,779
Total interest

expense using effective interest rate

method
2,534 4,160
Interest income on financial assets at fair value through profit or loss
220 450
Interest income on non-trading derivatives (no hedge accounting) 1,140 556
Interest expense on financial liabilities at fair value through profit or loss
158 348
Interest income other

8 21 Interest expense on non-trading derivatives (no hedge accounting) 934 540
Total other interest

income
1,368 1,026 Interest expense on lease liabilities 7 11
Total interest

income

10,680 11,962 Interest expense other 26 25
Total other interest

expense
1,125 925
Total interest

expense
3,659 5,085
Net interest income 7,021 6,877
Total

net interest income amounts to EUR
7,021

million (30 June 2020: EUR
6,877

million). Negative interest on
liabilities, amounting to EUR 770

million (30 June 2020: EUR
288

million) includes ECB funding rate benefit from
the first special reference period of the TLTRO III programme. As at 31 December 2020, ING did not have a reasonable expectation of meeting the lending growth targets and did not accrue for the conditional benefit.

In
the first quarter of 2021, ING Group met the lending growth targets for the special reference period (1 March
2020 to 31 March 2021) and therefore the interest rate applicable under TLTRO III during the period of 24 June
2020 to 23 June 2021 changed from -50 bps to -100 bps. Given that the rate is negative, it represents income for
ING. The effect of the revised interest rate has been recognised in the statement of profit or loss (interest income) of EUR 309

million within the six month period ended

30 June 2021, of which EUR
158

million related to
the year 2020. In addition, the unconditional interest of EUR period ended 30 June 2021. For details on the accounting policy and conditions of the TLTRO III programme, refer
to Note 1 ‘Basis of preparation and accounting policies’

and Note 7 ‘Deposits from banks’ respectively.

Excluding the TLTRO III benefit, net interest income decreased, mainly driven by lower margins on liabilities, while average liability volumes increased as the Covid-19 pandemic reduced customer spending.